Asset Retirement Obligations (Predecessor)	12 Months Ended
Dec. 31, 2013
Predecessor
Entity Information [Line Items]
Asset Retirement Obligations
ASSET RETIREMENT OBLIGATIONS
Activity in asset retirement obligations for the years ended December 31, 2013 and 2012 is as follows:

	As of December 31,
In thousands	2013	2012
Balance at the beginning of the year	$6,175	$5,868
Additional obligation	4,518	37
Accretion expense	309	270
Balance at the end of the year	$11,002	$6,175